GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.93%
56,322	Allegheny Technologies Inc(a)	$ 478,737
27,122	Ashland Global Holdings Inc	1,357,999
25,959	Cabot Corp	678,049
20,852	Carpenter Technology Corp	406,614
74,218	Chemours Co	658,314
53,455	Commercial Metals Co	844,055
15,420	Compass Minerals International Inc	593,207
26,493	Domtar Corp	573,309
19,262	Ingevity Corp(a)	678,022
15,367	Minerals Technologies Inc	557,207
3,325	NewMarket Corp	1,273,043
71,935	Olin Corp	839,481
41,127	PolyOne Corp	780,179
30,016	Reliance Steel & Aluminum Co	2,629,101
29,537	Royal Gold Inc	2,590,690
58,396	RPM International Inc	3,474,562
19,056	Sensient Technologies Corp	829,127
97,021	Steel Dynamics Inc	2,186,853
76,570	United States Steel Corp(b)	483,157
84,837	Valvoline Inc	1,110,516
		23,022,222
Communications — 4.33%
19,848	AMC Networks Inc Class A(a)	482,505
2,264	Cable One Inc	3,722,039
69,663	Ciena Corp(a)	2,773,284
53,358	Etsy Inc(a)	2,051,082
17,088	FactSet Research Systems Inc	4,454,500
41,181	Grubhub Inc(a)	1,677,302
13,622	InterDigital Inc	607,950
20,025	John Wiley & Sons Inc Class A	750,737
21,982	LogMeIn Inc	1,830,661
17,607	Meredith Corp	215,158
64,734	New York Times Co Class A	1,987,981
97,675	TEGNA Inc	1,060,750
44,140	Telephone & Data Systems Inc	739,786
47,315	TripAdvisor Inc	822,808
25,982	ViaSat Inc(a)(b)	933,273
21,370	World Wrestling Entertainment Inc Class A(b)	725,084
29,191	Yelp Inc(a)	526,314
		25,361,214
Consumer, Cyclical — 12.41%
39,492	Adient PLC(a)	358,192
72,417	American Eagle Outfitters Inc	575,715
26,523	AutoNation Inc(a)	744,235
57,828	Bed Bath & Beyond Inc(b)	243,456
55,014	BJ's Wholesale Club Holdings Inc(a)	1,401,207
34,914	Boyd Gaming Corp	503,460
17,631	Brinker International Inc	211,748
36,734	Brunswick Corp	1,299,282
251,338	Caesars Entertainment Corp(a)	1,699,045
19,881	Carter's Inc	1,306,778
Shares		Fair Value
Consumer, Cyclical — (continued)
16,564	Casey's General Stores Inc	$ 2,194,564
17,722	Cheesecake Factory Inc	302,692
14,306	Choice Hotels International Inc	876,243
15,964	Churchill Downs Inc	1,643,494
49,107	Cinemark Holdings Inc	500,400
13,076	Columbia Sportswear Co	912,313
10,835	Cracker Barrel Old Country Store Inc	901,689
65,123	Dana Inc	508,611
12,599	Deckers Outdoor Corp(a)	1,688,266
38,433	Delphi Technologies PLC(a)	309,386
28,230	Dick's Sporting Goods Inc	600,170
4,394	Dillard's Inc Class A(b)	162,358
17,413	Domino's Pizza Inc	5,643,031
37,306	Dunkin' Brands Group Inc	1,980,949
29,418	Eldorado Resorts Inc(a)(b)	423,619
19,219	FirstCash Inc	1,378,771
25,071	Five Below Inc(a)	1,764,497
48,202	Foot Locker Inc	1,062,854
102,029	Goodyear Tire & Rubber Co	593,809
33,472	Healthcare Services Group Inc(b)	800,316
27,032	Herman Miller Inc	600,110
18,954	HNI Corp	477,451
10,650	Jack in the Box Inc	373,283
130,003	JetBlue Airways Corp(a)	1,163,527
58,514	KAR Auction Services Inc	702,168
39,692	KB Home	718,425
24,779	Lear Corp	2,013,294
16,849	Marriott Vacations Worldwide Corp	936,467
156,130	Mattel Inc(a)(b)	1,375,505
20,284	MSC Industrial Direct Co Inc Class A	1,115,011
24,740	Nu Skin Enterprises Inc Class A	540,569
24,626	Ollie's Bargain Outlet Holdings Inc(a)(b)	1,141,169
10,069	Papa John's International Inc	537,383
49,556	Penn National Gaming Inc(a)	626,883
25,894	Polaris Inc	1,246,796
18,029	Pool Corp	3,547,566
58,584	Resideo Technologies Inc(a)	283,547
7,423	RH(a)	745,789
52,392	Sally Beauty Holdings Inc(a)	423,327
25,405	Scientific Games Corp(a)	246,429
17,842	Scotts Miracle-Gro Co	1,827,021
34,209	Six Flags Entertainment Corp	428,981
60,303	Skechers U.S.A. Inc Class A(a)	1,431,593
57,716	Taylor Morrison Home Corp(a)	634,876
20,460	Tempur Sealy International Inc(a)	894,307
29,380	Texas Roadhouse Inc	1,213,394
24,856	Thor Industries Inc	1,048,426
54,357	Toll Brothers Inc	1,046,372
48,004	Toro Co	3,124,580
64,616	TRI Pointe Group Inc(a)	566,682
32,699	Urban Outfitters Inc(a)	465,634
12,693	Visteon Corp(a)	609,010

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
14,701	Watsco Inc	$ 2,323,199
82,874	Wendy's Co	1,233,165
34,949	Williams-Sonoma Inc	1,486,031
29,586	World Fuel Services Corp	744,975
40,930	Wyndham Destinations Inc	888,181
42,855	Wyndham Hotels & Resorts Inc	1,350,361
		72,722,637
Consumer, Non-Cyclical — 17.93%
30,891	Aaron's Inc	703,697
40,772	Acadia Healthcare Co Inc(a)	748,166
24,315	Adtalem Global Education Inc(a)	651,399
14,525	Amedisys Inc(a)	2,665,918
45,080	Arrowhead Pharmaceuticals Inc(a)	1,296,952
23,777	ASGN Inc(a)	839,804
22,139	Avanos Medical Inc(a)	596,203
26,246	Avis Budget Group Inc(a)	364,819
9,731	Bio-Rad Laboratories Inc Class A(a)	3,411,299
17,163	Bio-Techne Corp	3,254,448
4,151	Boston Beer Co Inc Class A(a)	1,525,742
22,528	Brink's Co	1,172,582
16,854	Cantel Medical Corp	605,059
69,689	Catalent Inc(a)	3,620,344
21,993	Charles River Laboratories International Inc(a)	2,775,737
7,210	Chemed Corp	3,123,372
35,809	CoreLogic Inc	1,093,607
73,722	Darling Ingredients Inc(a)	1,413,251
19,517	Deluxe Corp	506,076
24,813	Edgewell Personal Care Co(a)	597,497
44,402	Encompass Health Corp	2,843,060
136,827	Exelixis Inc(a)	2,356,161
86,676	Flowers Foods Inc	1,778,592
16,946	FTI Consulting Inc(a)	2,029,622
34,663	Globus Medical Inc Class A(a)	1,474,217
1,985	Graham Holdings Co Class B	677,222
21,717	Grand Canyon Education Inc(a)	1,656,681
22,824	Haemonetics Corp(a)	2,274,640
36,178	Hain Celestial Group Inc(a)	939,543
31,918	HealthEquity Inc(a)	1,614,732
11,332	Helen of Troy Ltd(a)	1,632,148
30,063	Hill-Rom Holdings Inc	3,024,338
8,657	ICU Medical Inc(a)	1,746,723
30,064	Ingredion Inc	2,269,832
17,229	Insperity Inc	642,642
32,093	Integra LifeSciences Holdings Corp(a)	1,433,594
8,911	Lancaster Colony Corp	1,288,887
7,288	Ligand Pharmaceuticals Inc(a)(b)	529,983
21,795	LivaNova PLC(a)	986,224
30,484	LiveRamp Holdings Inc(a)	1,003,533
26,551	ManpowerGroup Inc	1,406,937
22,092	Masimo Corp(a)	3,912,935
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
37,960	MEDNAX Inc(a)	$ 441,854
28,234	Molina Healthcare Inc(a)	3,944,572
79,220	Nektar Therapeutics(a)	1,414,077
23,449	NuVasive Inc(a)	1,187,926
39,164	Patterson Cos Inc	598,818
14,464	Penumbra Inc(a)	2,333,477
22,816	Pilgrim's Pride Corp(a)	413,426
29,930	Post Holdings Inc(a)	2,483,292
28,481	PRA Health Sciences Inc(a)	2,365,062
22,696	Prestige Consumer Healthcare Inc(a)	832,489
21,098	Repligen Corp(a)	2,036,801
123,335	Sabre Corp	731,377
8,878	Sanderson Farms Inc	1,094,835
82,309	Service Corp International	3,219,105
53,199	Sprouts Farmers Market Inc(a)	988,969
28,044	Syneos Health Inc(a)	1,105,494
47,034	Tenet Healthcare Corp(a)	677,290
7,834	Tootsie Roll Industries Inc(b)	281,697
25,313	TreeHouse Foods Inc(a)	1,117,569
19,760	United Therapeutics Corp(a)	1,873,742
33,319	West Pharmaceutical Services Inc	5,072,818
19,494	WEX Inc(a)	2,038,098
21,143	WW International Inc(a)	357,528
		105,098,534
Energy — 1.62%
133,752	Antero Midstream Corp(b)	280,879
31,534	Apergy Corp(a)(b)	181,320
46,152	Cimarex Energy Co	776,738
86,002	CNX Resources Corp(a)	457,531
20,644	Core Laboratories NV	213,459
115,281	EQT Corp	815,037
91,691	Equitrans Midstream Corp(b)	461,206
34,176	First Solar Inc(a)	1,232,387
42,566	Matador Resources Co(a)(b)	105,564
65,881	Murphy Oil Corp(b)	403,850
13,020	Murphy USA Inc(a)	1,098,367
51,231	NOW Inc(a)	264,352
92,693	Patterson-UTI Energy Inc	217,829
46,676	PBF Energy Inc Class A	330,466
21,890	SolarEdge Technologies Inc(a)	1,792,353
258,999	Transocean Ltd(a)	300,439
190,024	WPX Energy Inc(a)	579,573
		9,511,350
Financial — 24.34%
22,188	Affiliated Managers Group Inc	1,312,198
6,482	Alleghany Corp	3,580,333
61,876	American Campus Communities Inc REIT	1,717,059
33,705	American Financial Group Inc	2,362,046
71,755	Associated Banc-Corp	917,746
43,210	BancorpSouth Bank	817,533
18,136	Bank of Hawaii Corp	1,001,833
54,437	Bank OZK	909,098

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
49,204	Brighthouse Financial Inc(a)	$ 1,189,261
134,125	Brixmor Property Group Inc REIT	1,274,187
105,306	Brown & Brown Inc	3,814,183
43,605	Camden Property Trust REIT	3,455,260
34,286	Cathay General Bancorp	786,864
43,115	CIT Group Inc	744,165
68,548	CNO Financial Group Inc	849,310
46,703	Commerce Bancshares Inc(b)	2,351,496
55,003	CoreCivic Inc REIT	614,383
16,972	CoreSite Realty Corp REIT	1,967,055
50,462	Corporate Office Properties Trust REIT	1,116,724
66,090	Cousins Properties Inc REIT	1,934,454
25,639	Cullen/Frost Bankers Inc	1,430,400
50,976	CyrusOne Inc REIT	3,147,768
107,130	Diversified Healthcare Trust REIT	388,882
74,225	Douglas Emmett Inc REIT	2,264,605
65,578	East West Bancorp Inc	1,687,978
17,297	EastGroup Properties Inc REIT	1,807,191
50,951	Eaton Vance Corp	1,643,170
35,621	EPR Properties REIT	862,741
17,703	Evercore Inc Class A	815,400
43,759	Federated Hermes Inc	833,609
50,587	First American Financial Corp	2,145,395
61,174	First Financial Bankshares Inc	1,641,910
140,130	First Horizon National Corp	1,129,448
57,169	First Industrial Realty Trust Inc REIT	1,899,726
146,319	FNB Corp	1,078,371
73,907	Fulton Financial Corp	849,191
227,286	Genworth Financial Inc Class A(a)	754,589
55,323	GEO Group Inc REIT	672,728
39,589	Hancock Whitney Corp	772,777
17,739	Hanover Insurance Group Inc	1,606,799
60,224	Healthcare Realty Trust Inc REIT	1,682,056
46,717	Highwoods Properties Inc REIT	1,654,716
69,908	Home BancShares Inc	838,197
34,561	Interactive Brokers Group Inc Class A	1,491,998
25,835	International Bancshares Corp	694,445
70,075	Janus Henderson Group PLC	1,073,549
53,151	JBG SMITH Properties REIT	1,691,796
107,715	Jefferies Financial Group Inc	1,472,464
23,206	Jones Lang LaSalle Inc	2,343,342
28,211	Kemper Corp	2,098,052
43,919	Kilroy Realty Corp REIT	2,797,640
38,732	Lamar Advertising Co REIT Class A	1,986,177
36,743	Legg Mason Inc	1,794,896
3,492	LendingTree Inc(a)	640,398
21,007	Life Storage Inc REIT	1,986,212
48,734	Macerich Co REIT(b)	274,372
41,303	Mack-Cali Realty Corp REIT	629,045
Shares		Fair Value
Financial — (continued)
233,011	Medical Properties Trust Inc REIT	$ 4,028,760
12,581	Mercury General Corp	512,298
77,291	National Retail Properties Inc REIT	2,487,997
74,311	Navient Corp	563,277
210,455	New York Community Bancorp Inc	1,976,172
128,499	Old Republic International Corp	1,959,610
98,394	Omega Healthcare Investors Inc REIT	2,611,377
53,961	PacWest Bancorp	966,981
107,799	Park Hotels & Resorts Inc REIT	852,690
57,303	Pebblebrook Hotel Trust REIT	624,030
32,409	Pinnacle Financial Partners Inc	1,216,634
30,270	PotlatchDeltic Corp REIT	950,175
18,625	Primerica Inc	1,647,940
42,511	Prosperity Bancshares Inc	2,051,156
9,019	PS Business Parks Inc REIT	1,222,255
58,231	Rayonier Inc REIT	1,371,340
28,194	Reinsurance Group of America Inc	2,372,243
19,886	RenaissanceRe Holdings Ltd	2,969,377
17,969	RLI Corp	1,580,014
92,438	Sabra Health Care REIT Inc	1,009,423
56,836	SEI Investments Co	2,633,780
26,749	Selective Insurance Group Inc	1,329,425
71,022	Service Properties Trust REIT	383,519
24,312	Signature Bank	1,954,442
190,109	SLM Corp	1,366,884
44,909	Spirit Realty Capital Inc REIT	1,174,370
91,208	Sterling Bancorp	953,124
30,789	Stifel Financial Corp	1,270,970
65,991	Synovus Financial Corp	1,158,802
27,568	Taubman Centers Inc REIT	1,154,548
69,081	TCF Financial Corp	1,565,375
22,109	Texas Capital Bancshares Inc(a)	490,157
29,410	Trustmark Corp	685,253
19,453	UMB Financial Corp	902,230
99,167	Umpqua Holdings Corp	1,080,920
45,720	United Bankshares Inc	1,055,218
51,859	Urban Edge Properties REIT	456,878
176,382	Valley National Bancorp	1,289,352
35,280	Washington Federal Inc	915,869
41,443	Webster Financial Corp	949,045
54,499	Weingarten Realty Investors REIT	786,421
25,700	Wintrust Financial Corp	844,502
		142,672,054
Industrial — 19.64%
17,843	Acuity Brands Inc	1,528,431
70,739	AECOM(a)	2,111,559
28,228	AGCO Corp	1,333,773
28,788	AptarGroup Inc	2,865,558

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
36,678	Arrow Electronics Inc(a)	$ 1,902,488
45,465	Avnet Inc	1,141,172
26,723	Axon Enterprise Inc(a)	1,891,187
17,400	Belden Inc	627,792
25,521	Carlisle Cos Inc	3,197,271
23,122	Clean Harbors Inc(a)	1,187,083
76,958	Cognex Corp	3,249,167
10,877	Coherent Inc(a)	1,157,422
38,083	Colfax Corp(a)	754,043
22,958	Crane Co	1,129,074
19,224	Curtiss-Wright Corp	1,776,490
56,993	Donaldson Co Inc	2,201,640
14,196	Dycom Industries Inc(a)	364,127
18,748	Eagle Materials Inc	1,095,258
25,287	EMCOR Group Inc	1,550,599
28,972	Energizer Holdings Inc	876,403
19,043	EnerSys	943,009
60,806	Fluor Corp	420,169
15,807	GATX Corp	988,886
28,164	Generac Holdings Inc(a)	2,624,040
113,918	Gentex Corp	2,524,423
75,104	Graco Inc	3,659,818
12,125	Greif Inc Class A	376,966
24,490	Hubbell Inc	2,809,983
39,274	II-VI Inc(a)(b)	1,119,309
39,492	ITT Inc	1,791,357
62,556	Jabil Inc	1,537,627
63,816	KBR Inc	1,319,715
37,936	Kennametal Inc	706,368
26,995	Kirby Corp(a)	1,173,473
55,328	Knight-Swift Transportation Holdings Inc	1,814,758
17,770	Landstar System Inc	1,703,432
15,789	Lennox International Inc	2,870,282
27,536	Lincoln Electric Holdings Inc	1,899,984
10,968	Littelfuse Inc	1,463,351
52,890	Louisiana-Pacific Corp	908,650
27,179	MasTec Inc(a)	889,569
90,235	MDU Resources Group Inc	1,940,053
25,009	Mercury Systems Inc(a)	1,784,142
16,048	MSA Safety Inc	1,624,058
53,116	National Instruments Corp	1,757,077
23,040	Nordson Corp	3,112,013
70,077	nVent Electric PLC	1,182,199
70,083	O-I Glass Inc	498,290
30,647	Oshkosh Corp	1,971,522
48,988	Owens Corning	1,901,224
18,436	Regal Beloit Corp	1,160,546
24,196	Ryder System Inc	639,742
34,916	Silgan Holdings Inc	1,013,262
45,075	Sonoco Products Co	2,089,226
41,036	Stericycle Inc(a)	1,993,529
18,399	SYNNEX Corp	1,344,967
15,951	Tech Data Corp(a)	2,087,188
16,423	Teledyne Technologies Inc(a)	4,882,065
29,089	Terex Corp	417,718
24,581	Tetra Tech Inc	1,735,910
30,527	Timken Co	987,243
Shares		Fair Value
Industrial — (continued)
26,270	Trex Co Inc(a)	$ 2,105,278
112,188	Trimble Inc(a)	3,570,944
44,322	Trinity Industries Inc(b)	712,255
19,093	Universal Display Corp	2,516,076
9,693	Valmont Industries Inc	1,027,264
59,598	Vishay Intertechnology Inc	858,807
20,240	Werner Enterprises Inc	733,902
25,392	Woodward Inc	1,509,300
16,538	Worthington Industries Inc	434,123
41,564	XPO Logistics Inc(a)	2,026,245
		115,101,874
Technology — 9.67%
52,056	ACI Worldwide Inc(a)	1,257,152
73,503	Allscripts Healthcare Solutions Inc(a)	517,461
22,150	Blackbaud Inc	1,230,432
13,106	Cabot Microelectronics Corp	1,495,919
11,277	CACI International Inc Class A(a)	2,381,139
54,668	CDK Global Inc	1,795,844
45,385	Ceridian HCM Holding Inc(a)	2,272,427
26,028	Cirrus Logic Inc(a)	1,708,218
19,225	CommVault Systems Inc(a)	778,228
48,504	Cree Inc(a)	1,719,952
166,309	Cypress Semiconductor Corp	3,878,326
13,043	Fair Isaac Corp(a)	4,013,201
20,846	J2 Global Inc	1,560,323
34,764	Lumentum Holdings Inc(a)	2,562,107
28,775	Manhattan Associates Inc(a)	1,433,570
28,810	MAXIMUS Inc	1,676,742
24,546	MKS Instruments Inc	1,999,272
18,191	Monolithic Power Systems Inc	3,046,265
57,460	NCR Corp(a)	1,017,042
29,915	NetScout Systems Inc(a)	708,088
61,921	Perspecta Inc	1,129,439
46,807	PTC Inc(a)	2,865,056
22,094	Science Applications International Corp	1,648,875
29,831	Semtech Corp(a)	1,118,662
19,531	Silicon Laboratories Inc(a)	1,668,143
15,069	Synaptics Inc(a)	872,043
50,660	Teradata Corp(a)	1,038,023
75,462	Teradyne Inc	4,087,777
17,555	Tyler Technologies Inc(a)	5,206,111
		56,685,837
Utilities — 4.70%
23,267	ALLETE Inc	1,411,842
27,674	Black Hills Corp	1,771,966
97,197	Essential Utilities Inc	3,955,918
49,073	Hawaiian Electric Industries Inc	2,112,593
22,694	IDACORP Inc	1,992,306
38,873	National Fuel Gas Co	1,449,574
43,006	New Jersey Resources Corp	1,460,914
22,717	NorthWestern Corp	1,359,158
90,142	OGE Energy Corp	2,770,064

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Utilities — (continued)
23,748	ONE Gas Inc	$ 1,985,808
35,869	PNM Resources Inc(b)	1,363,022
24,598	Southwest Gas Holdings Inc	1,711,037
22,955	Spire Inc	1,709,688
94,120	UGI Corp	2,510,180
		27,564,070
TOTAL COMMON STOCK — 98.57% (Cost $663,828,888)		$577,739,792
GOVERNMENT MONEY MARKET MUTUAL FUNDS
244,000	BlackRock FedFund Institutional Class(c), 0.33%(d)	244,000
323,000	Federated Hermes Government Obligations Fund Premier Shares(c), 0.37%(d)	323,000
202,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(c), 0.34%(d)	202,000
236,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.34%(d)	236,000
248,000	JPMorgan US Government Money Market Fund Capital Shares(c), 0.32%(d)	248,000
163,000	Morgan Stanley Government Portfolio Institutional Class(c), 0.25%(d)	163,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.24% (Cost $1,416,000)		$1,416,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.09%
$1,859,786	Undivided interest of 3.49% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $1,859,786 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $54,304,820.(c)	1,859,786
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,859,786	Undivided interest of 3.49% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $1,859,786 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $54,304,816.(c)	$ 1,859,786
1,859,786	Undivided interest of 3.57% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $1,859,786 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $53,148,871.(c)	1,859,786
836,959	Undivided interest of 9.63% in a repurchase agreement (principal amount/value $8,697,197 with a maturity value of $8,697,199) with TD Securities (USA) LLC, 0.01%, dated 3/31/20 to be repurchased at $836,959 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 1/1/44 - 8/1/48, with a value of $8,871,141.(c)	836,959
TOTAL SHORT TERM INVESTMENTS — 1.09% (Cost $6,416,317)		$6,416,317
TOTAL INVESTMENTS — 99.90% (Cost $671,661,205)		$585,572,109
OTHER ASSETS & LIABILITIES, NET — 0.10%		$562,582
TOTAL NET ASSETS — 100.00%		$586,134,691

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2020.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2020.
REIT	Real Estate Investment Trust
At March 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	67	USD	9,633,260	June 2020	$1,565,858
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

March 31, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 59 futures contracts for the reporting period.

March 31, 2020